Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of commitments to pay for gold and silver per contractual right from agreements
The following table summarizes the Company’s commitments to pay for gold and silver to which it has the contractual right pursuant to the associated agreements:

	Attributable Payable Production to be Purchased		Per Ounce Cash Payment		Term of Agreement	Date of Contract
Stream interests	Gold	Silver	Gold	Silver
Blyvoor Gold Stream	10%	—	Lesser of spot price or $572	—	Expires at 10,320,000 oz. delivered	Aug. 2018
Bonikro Gold Stream	6%	—	Lesser of spot price or $400	—	Life of mine	Oct. 2019
Greenstone Gold Stream	5.938% until 120,333 ounces of gold have been delivered and 3.958% thereafter	—	20% of spot price and $30 for ESG component	—	40 years from October 28, 2021	Oct. 2021
Mercedes Gold and Silver Stream	1,000 oz. per quarter	100%	—	20% of spot price	Silver: 40 years from April 7, 2021 Gold: 1,000 oz. per quarter and up to 8,000 oz.	Jan. 2019, Mar. 2020 and Apr. 2021
Platreef Gold Stream	37.5% until 131,250 ounces of gold have been delivered and 30% thereafter until 256,980 ounces of gold have been delivered and 5% thereafter	—	$100 per ounce until 256,980 ounces of gold have been delivered and 80% of spot price thereafter	—	Subject to certain clauses, up to 40 years from December 7, 2021	Dec. 2021
South Arturo Silver Stream	—	100%	—	20% of spot price	40 years from April 7, 2021	Apr. 2021
Woodlawn Silver Stream	—	80%	—	20% of spot price	10 years after mining activity ceases	Jun. 2017 and Oct. 2019